Income Taxes (Details) - Schedule of Reconciliation of Tax Contingencies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Tax Contingencies [Abstract]
Gross tax contingencies – January 1	$ 545	$ 608
Gross decreases for current year	(29)
Lapse of statute of limitations		(63)
Gross tax contingencies – December 31	$ 516	$ 545